Accounts Receivable, Net (Details) - Accounts Receivable [Member] $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Accounts Receivable, Net (Details) [Line Items]
Accounts receivable	$ 0.3
Accounts receivable percentage	7.70%